TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 14:-	TAXES ON INCOME

a.	Tax benefits in Israel under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

The Company has been granted the status of an "Approved Enterprise" under the Law. Currently, there is expansion program under which the Company is entitled to tax benefits.

On August 13, 2002, a program of the Company was granted the status of an "Approved Enterprise". The Company elected to enjoy the "alternative benefits" track - waiver of grants in return for tax exemption - and, accordingly, the Company's income from this program is tax-exempt for a period of two years and is subject to a reduced tax rate of 10%-25% for a period of five to eight years (depending upon the percentage of foreign ownership of the Company). The benefit period for this program began in 2003 and terminated in 2012.

The period of tax benefits detailed above is subject to limits of the earlier of 12 years from the commencement of production or 14 years from receiving the approval ("the years' limitation"). Please note that the years' limitation does not apply to the exemption period.

An amendment to the Law, which was published effective as of April 1, 2005 ("the Amendment"), changed certain provisions of the Law. As a result of the Amendment, a company is no longer obliged to implement an Approved Enterprise status in order to receive the tax benefits previously available under the Alternative Benefits provisions, and therefore there is no need to apply to the Investment Center for this purpose (Approved Enterprise status remains mandatory for companies seeking grants). Rather, a company may claim the tax benefits offered by the Investment Law directly in its tax returns, provided that its facilities meet the criteria for tax benefits set out by the Amendment. A company is also entitled to approach the Israeli Tax Authority for a pre-ruling regarding their eligibility for benefits under the Amendment.

Tax benefits are available under the Amendment to production facilities (or other eligible facilities), which are generally required to derive more than 25% of their business income from export (referred to as a Beneficiary Enterprise). In order to receive the tax benefits, the Amendment states that a company must make an investment in the Beneficiary Enterprise exceeding a minimum amount specified in the Law. Such investment may be made over a period of no more than three years ending at the end of the year in which a company requested to have the tax benefits apply to the Beneficiary Enterprise ("the Year of Election").

Where a company requests to have the tax benefits apply to an expansion of existing facilities, then only the expansion will be considered a Beneficiary Enterprise and the company's effective tax rate will be the result of a weighted combination of the applicable rates. In such event, the minimum investment required in order to qualify as a Beneficiary Enterprise is required to exceed a certain percentage of the company's production assets before the expansion. The duration of tax benefits is subject to a limitation of the earlier of seven years from the Commencement Year. The Commencement Year is defined as the later of (a) the first tax year in which a company had derived income for tax purposes from the Beneficiary Enterprise or (b) the year in which a company requested to have the tax benefits apply to the Beneficiary Enterprise - Year of Election) or 12 years from the first day of the Year of Election.

Additional amendments to the Investment Law became effective in January 2011 (the "2011 Amendment"). Under the 2011 Amendment, income derived by 'Preferred Companies' from 'Preferred Enterprises' (both as defined in the 2011 Amendment) would be subject to a uniform rate of corporate tax as opposed to the incentives prior to the 2011 Amendment that were limited to income from Approved or Benefiting Enterprises during their benefits period. According to the 2011 Amendment, the uniform tax rate on such income, referred to as 'Preferred Income', would be 10% in areas in Israel that are designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively, thereafter. Income derived by a Preferred Company from a 'Special Preferred Enterprise' (as defined in the Investment Law) would enjoy further reduced tax rates of 5% in Zone A and 8% elsewhere for a period of ten years.

As with dividends distributed from taxable income derived from an Approved Enterprise or Benefiting Enterprise during the applicable benefits period, dividends distributed from Preferred Income would be subject to a 15% tax (or lower, if so provided under an applicable tax treaty), which would generally be withheld by the distributing company, provided however that dividends distributed from 'Preferred Income' from one Israeli corporation to another, would not be subject to tax. While a company may incur additional tax liability in the event of distribution of dividends from tax exempt income generated from its Approved and Benefiting Enterprises, no additional tax liability will be incurred in the event of distribution of dividends from income taxed in accordance with the 2011 Amendment. Under the transitional provisions of the 2011 Amendment, the Company could have elected whether to irrevocably implement the 2011 Amendment with respect to the Company's existing Approved and Benefiting Enterprises while waiving benefits provided under the legislation prior to the 2011 Amendment or to keep implementing the legislation prior to the 2011 Amendment in the future. The Company did not elect to implement the 2011 Amendment in 2011 or in 2012. The 2011 Amendment has no material effect on the tax payable in respect of the Company's operations.

On March 3, 2007, the Company received a pre-ruling from the Israeli Tax Authority for its request for a Beneficiary Enterprise, regarding eligibility for benefits under the Amendment. The Company's income from this program is tax-exempt for a period of two years and is subject to a reduced tax rate of 10%-25% for a period of five to eight years (depending upon the percentage of foreign ownership of the Company). The Company has not yet obtained any tax benefits from this program.

Income from sources other than an "Approved Enterprise" during the benefit period was subject to tax at regular rate of 25% in 2012 (see e. below).

By virtue of the Law, the Company is entitled to claim accelerated depreciation on equipment used by the "Approved Enterprise" during five tax years.

Since the Company is operating under approval for an Approved Enterprise and since part of its taxable income is not entitled to tax benefits under the Law and is taxed at regular rates (25% in 2012), its effective tax rate is the result of a weighted combination of the various applicable rates and tax-exemptions. The computation is made for income derived from each program on the basis of formulas determined in the law and in the approvals.

The tax-exempt income attributable to the "Approved Enterprises" can be distributed to shareholders without subjecting the Company to taxes only upon the complete liquidation of the Company. If the retained tax-exempt income is distributed in a manner other than in the complete liquidation of the Company, it would be taxed at the corporate tax rate applicable to such profits as if the Company had not chosen the alternative tax benefits (currently - 15%).

The Company's Board of Directors has decided that its policy is not to declare dividends out of such tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company's "Approved Enterprises" and "Beneficiary Enterprise," as such retained earnings are essentially permanent in duration.

In November 2012, the Knesset passed Amendment No. 69 to the Investment Law (the "Trapped Earnings Law") which provides a temporary, partial relief from taxation on a distribution from exempt income for companies which elect the relief through November 2013. The Trapped Earnings Law allows a company to qualify a portion of its exempt income ("Elected Earnings") for a reduced tax rate ranging between 17.5% and 6%. While the reduced tax is payable within 30 days of election, an electing company is not required to actually distribute the Elected Earnings within a certain period of time. The applicable rate is based on a linear formula involving the portion of Elected Earnings to exempt income and the applicable tax rate prescribed in the Investment Law. A company electing to qualify its exempt income must undertake to make designated investments in productive fixed assets, research and development, or wages of new employees ("Designated Investment"). The Designated Investment amount is defined by a formula which considers the portion of Elected Earnings to the exempt income and the applicable tax rate prescribed by the Investment Law.

In addition to the reduced tax rate, a distribution of Elected Earnings would be subject to a 15% withholding tax. The Trapped Earnings Law provides an exemption from the 15% withholding tax for a distribution to an Israeli resident company from companies which have elected the Privileged Enterprise status and waived their Approved Enterprise and privileged Enterprise Status through June 2015.

The Company is currently evaluating the implications of an election under the Trapped Earnings Law on the Company.

b.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985:

Under the Income Tax (Inflationary Adjustments) Law, 1985, results for tax purposes are measured in real terms, in accordance with the changes in the Israeli Consumer Price Index ("Israeli CPI"). Accordingly, until 2002, results for tax purposes were measured in terms of earnings in NIS after certain adjustments for increases in the Israeli CPI.

Changes in the tax laws applicable to the Company:

In February 2008, the "Knesset" (Israeli Parliament) passed an amendment to the Income Tax (Inflationary Adjustments) Law, 1985, which limits the scope of the law with effect from 2008 and thereafter. From 2008, the results for tax purposes will be measured in nominal values, excluding certain adjustments for changes in the Israeli CPI carried out in the period up to December 31, 2007. The amended law includes, among other things, the elimination of the inflationary additions and deductions and the additional deduction for depreciation with effect from 2008.

c.	Tax benefits (in Israel) under the Law for the Encouragement of Industry (Taxes), 1969:

The Company is an "industrial company" as defined by this law and, as such, is entitled to certain tax benefits including accelerated depreciation, deduction of the purchase price of patents and know-how and deduction of public offering expenses.
d.	Tax rates:

1.	Corporate tax rates in Israel were 25% in 2010, 24% in 2011and 25% in 2012.
In December 2011 the Knesset passed the Law for the Tax Burden Reform (Amended Legislation) - 2011 ("the Tax Burden Reform"), which came into effect on January 1, 2012. Pursuant to the Tax Burden Reform, the corporate tax rate is scheduled to remain at a rate of 25% for future tax years. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

The implementation of the Tax Burden Reform by the Company did not have effect on the Company's 2011 results.

2.	The tax rates of the Company's subsidiaries range between 16%-40%.

e.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of domicile.

Israeli income taxes and foreign withholding taxes were not provided for undistributed earnings of the Company's foreign subsidiaries. The Company's board of directors has determined that the Company will not distribute any amounts of its undistributed earnings as dividends. The Company intends to reinvest these earnings indefinitely in its foreign subsidiaries. Accordingly, no deferred income taxes have been provided. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

f.	Israeli Transfer Pricing Regulations:

On November 29, 2006, Income Tax Regulations (Determination of Market Terms), 2006, promulgated under Section 85A of the Tax Ordinance, came into effect ("TP Regulations"). Section 85A of the Tax Ordinance and the TP Regulations generally requires that all cross-border transactions carried out between related parties be conducted on an arm's length principle basis and be taxed accordingly. The TP Regulations did not have a material effect on the Company.

g.	Reconciliation between the theoretical tax expense, assuming all income is taxed at the Israeli statutory rate, and the actual tax expense, is as follows:

	Year ended December 31,
	2010	2011	2012

Income (loss) from continuing continued operations before taxes as reported in the statements of operations	$(5,627)	$10,567	$5,085

Tax rate	25%	24%	25%

Theoretical tax benefit	$(1,407)	$2,536	$1,271

Increase (decrease) in taxes:

Non-deductible items	335	126	159
Temporary differences on current year losses for which valuation allowance was provided	1,909	288	23
Realization of carryforward tax losses for which valuation allowance was provided	(283)	(2,776)	(1,097)
Tax rate differences in subsidiaries	107	189	181
Provision for uncertain tax positions	88	113	409
Taxes in respect of prior years	15	37	2
Tax withheld against which valuation allowance was provided this year	-	228	121
Investment tax credit	(100)	(233)	(151)
Other	(62)	215	73

Taxes on income in the statements of operations	$602	$723	$991

h.	Taxes on income (tax benefit) included in the statements of operations:

	Year ended December 31,
	2010	2011	2012

Current	$770	$793	$953
Deferred	(168)	(66)	38

	$602	$723	$991

Domestic	$107	$399	$531
Foreign	495	324	460

	$602	$723	$991
i.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2011	2012
Deferred tax assets:
Operating loss carry forwards	$6,674	$6,137
Reserves and tax allowances	3,803	3,576

Total deferred taxes before valuation allowance	10,477	9,713
Valuation allowance	(9,969)	(9,211)

Net deferred tax assets	508	502

Deferred tax liabilities:
Intangible assets	205	210

Net deferred tax assets (liabilities)	$303	$292

Foreign	$303	$292

j.	The domestic and foreign components of income (loss) before taxes are as follows:

	Year ended December 31,
	2010	2011	2012

Domestic	$(7,874)	$8,876	$2,134
Foreign	2,247	1,691	2,951

	$(5,627)	$10,567	$5,085
k.	Net operating carry forward tax losses:

The Company has estimated total available carry forward tax losses of $11,436 to offset against future taxable income. As of December 31, 2012, the Company recorded a full valuation allowance on these carry forward tax losses due to the uncertainty of their future realization. There is no time limitation for the realization of such tax losses.

The Company's subsidiaries have estimated total available carry forward tax losses of $8,663, which may be used to offset against future taxable income, for periods ranging between 6 to 19 years. As of December 31, 2012, the Company recorded a full valuation allowance for its subsidiaries' carry forward tax losses due to the uncertainty of their future realization.

Utilization of U.S. net operating losses may be subject to a substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.
l.	In July 2011, the Company finalized with the Israeli Tax Authority the tax assessment with respect to the years 2005-2006.
m.	Uncertain tax provisions:

As of December 31, 2011 and 2012 balances in respect to ASC 740, "Income Taxes" amounted to $332 and $761, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2011	2012

Balance at the beginning of the year	$243	$332

Additions based on tax positions taken during a prior period	115	428
Reduction related to tax positions taken during a prior period	(2)	(19)
Reductions related to settlement of tax matters	-	-
Foreign currency translation adjustments	(24)	20

Balance at the end of the year	$332	$761